Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Interest Income
Loans	$ 25,107	$ 23,150	$ 21,023
Mortgage-backed securities	7,553	8,998	10,243
Debt securities	2,363	2,657	2,256
Other interest-earning assets	322	357	215
Total Interest Income	35,345	35,162	33,737
Interest Expense
Deposits	6,399	6,707	7,702
Advances	2,703	2,327	2,160
Total Interest Expense	9,102	9,034	9,862
Net Interest Income	26,243	26,128	23,875
Provision for Loan Losses	1,065	717	777
Net Interest Income after Provision for Loan Losses	25,178	25,411	23,098
Non-Interest Income
Fees and service charges	239	218	261
Bank owned life insurance	1,552	2,088	1,038
Gain on sale of securities	72	2,005	566
Loss on disposal of premises and equipment	(2)
Other	5	2	2
Total Non-Interest Income	1,866	4,313	1,867
Non-Interest Expenses
Salaries and employee benefits	11,435	9,751	8,598
Occupancy expense of premises	1,564	1,512	1,609
Equipment	1,519	1,476	1,248
Directors' compensation	1,149	993	865
Advertising and marketing	406	386	237
Professional services	801	750	701
Federal deposit insurance premium	499	533	508
Other	1,728	1,705	1,315
Total Non-Interest Expenses	19,101	17,106	15,081
Income before Income Taxes	7,943	12,618	9,884
Income Taxes	2,542	4,064	3,419
Net Income	$ 5,401	$ 8,554	$ 6,465
Net Income per Common Share
Basic	$ 0.22	$ 0.33	$ 0.25
Diluted	0.22	0.33	0.25
Dividends per common share	$ 0.30	$ 0.30	$ 0.18
Weighted Average Number of Common Shares and Common Stock Equivalents Outstanding:
Basic	24,477,102	25,537,669	25,391,199
Diluted	24,532,617	25,698,486	25,632,731